Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
What are the terms of our equity grant policies?
We adopted an equity grant policy in October 2023, which is applicable to all equity grants made after October 2, 2023. Under the terms of this policy, the compensation committee will generally only make grants of equity awards to employees in executive officer, director and manager positions annually or pursuant to our mid-year grant policy applicable to new executive officers, directors and managers who are promoted to executive officer, director or manager positions. The compensation committee may, however, in its sole discretion, make special awards to employees in executive officer, director or manager positions for extra work performed on special projects or other specified purposes for work not contemplated at the time the annual or mid-year grants were made. The company has not made any special awards to employees in executive officer, director or manager positions during the past three years.
Under this policy, the effective date of awards will be a date specified by the compensation committee, which may not be during a black-out period under our insider trading policy and must be based solely on the price or prices of our common shares outside a black-out period. In no event may any award become effective during the period that is four business days prior to or one business day after the company files a Form 10-K, Form 10-Q or Form 8-K that discloses material nonpublic information, other than a Form 8–K disclosing a material new stock award or at any other time that the compensation committee determines that it would be inappropriate to do so under applicable securities laws. The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Mid-year grants will generally be made by the compensation committee at a compensation committee meeting or by unanimous written consent following the date on which the employee commences employment or is promoted to an executive officer, director or manager position. The amount of the grant will be pro-rated based on the number of full months remaining in the year after the date of hire or promotion to an executive officer, director or manager position determined on the basis of awards made to other employees in a comparable position.

Award Timing Method
We adopted an equity grant policy in October 2023, which is applicable to all equity grants made after October 2, 2023. Under the terms of this policy, the compensation committee will generally only make grants of equity awards to employees in executive officer, director and manager positions annually or pursuant to our mid-year grant policy applicable to new executive officers, directors and managers who are promoted to executive officer, director or manager positions. The compensation committee may, however, in its sole discretion, make special awards to employees in executive officer, director or manager positions for extra work performed on special projects or other specified purposes for work not contemplated at the time the annual or mid-year grants were made. The company has not made any special awards to employees in executive officer, director or manager positions during the past three years.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Under this policy, the effective date of awards will be a date specified by the compensation committee, which may not be during a black-out period under our insider trading policy and must be based solely on the price or prices of our common shares outside a black-out period. In no event may any award become effective during the period that is four business days prior to or one business day after the company files a Form 10-K, Form 10-Q or Form 8-K that discloses material nonpublic information, other than a Form 8–K disclosing a material new stock award or at any other time that the compensation committee determines that it would be inappropriate to do so under applicable securities laws. The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false